Investments (Pledged investments) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014		Dec. 31, 2013
Financial Instruments Owned and Pledged as Collateral [Line Items]
Credit facility, commitment	$ 1,605,000		$ 1,599,800
Letters of credit issued and outstanding	561,684		751,250
Investments pledged as collateral	1,022,740		1,246,406
$400,000 syndicated unsecured letter of credit facility
Financial Instruments Owned and Pledged as Collateral [Line Items]
Credit facility, commitment	400,000		400,000
Letters of credit issued and outstanding	0		0
Investments pledged as collateral	0		0
$525,000 Four-year syndicated secured credit facility [Member]
Financial Instruments Owned and Pledged as Collateral [Line Items]
Credit facility, commitment	525,000		525,000
Letters of credit issued and outstanding	276,455	[1]	358,567	[1]
Investments pledged as collateral	395,750		507,620
$200,000 secured bi-lateral letter of credit facility
Financial Instruments Owned and Pledged as Collateral [Line Items]
Credit facility, commitment	200,000		200,000
Letters of credit issued and outstanding	15,649	[1]	16,726	[1]
Investments pledged as collateral	35,645		130,256
Talbot FAL Facility
Financial Instruments Owned and Pledged as Collateral [Line Items]
Credit facility, commitment	25,000		25,000
Letters of credit issued and outstanding	25,000	[1]	25,000	[1]
Investments pledged as collateral	31,048		30,801
PaCRe Senior secured letter of credit facility
Financial Instruments Owned and Pledged as Collateral [Line Items]
Credit facility, commitment	10,000		10,000
Letters of credit issued and outstanding	294	[1]	294	[1]
Investments pledged as collateral	0		0
AlphaCat Re secured letter of credit facility
Financial Instruments Owned and Pledged as Collateral [Line Items]
Credit facility, commitment	30,000		24,800
Letters of credit issued and outstanding	30,000	[1]	24,800	[1]
Investments pledged as collateral	30,078		24,806
IPC bi-lateral facility
Financial Instruments Owned and Pledged as Collateral [Line Items]
Credit facility, commitment	40,000		40,000
Letters of credit issued and outstanding	15,897	[1]	20,177	[1]
Investments pledged as collateral	99,437		98,465
$375,000 Flagstone bi-lateral facility
Financial Instruments Owned and Pledged as Collateral [Line Items]
Credit facility, commitment	375,000		375,000
Letters of credit issued and outstanding	198,389	[1]	305,686	[1]
Investments pledged as collateral	$ 430,782		$ 454,458

[1]	Indicates utilization of commitment amount, not necessarily drawn borrowings